Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment	Property and equipment as of April 3, 2022 and January 2, 2022, consisted of the following (in thousands):

	April 3, 2022	January 2, 2022
Process equipment	$6,636	$6,636
Office equipment	917	918
Furniture and fixtures	678	639
Leasehold improvements	1,878	1,878
Construction in progress	77,899	71,133

Total property and equipment	88,008	81,204
Less: Accumulated depreciation	(4,906)	(4,591)

Property and equipment, net	$83,102	$76,613

Property and equipment as of January 2, 2022 and December 31, 2020, consisted of the following (in thousands):

	January 2, 2022	December 31, 2020
Process equipment	$6,636	$4,085
Office equipment	918	369
Furniture and fixtures	639	65
Leasehold improvements	1,878	921
Construction in progress	71,133	29,568

Total property and equipment	81,204	35,008
Less: Accumulated depreciation	(4,591)	(3,718)

Property and equipment, net	$76,613	$31,290